CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY		Class A Ordinary Shares [Member] CNY (¥) shares	Class B Ordinary Shares [Member] CNY (¥) shares		Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings Statutory [Member] CNY (¥)	Retained Earnings Unrestricted [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2022					¥ 320,523,195	¥ 11,964,279	¥ 192,226,606	¥ 2,834,688	¥ 1,783,762		¥ 529,332,530
Beginning balance, shares at Dec. 31, 2022 | shares	[1]	7,309
Shares issued-stock compensation expenses					119,618,420						119,618,420
Shares issued-stock compensation expenses, shares | shares	[1]	1,292
Net income							(268,213,340)		2,014,100		(266,199,240)
Statutory reserves						1,169,819	(1,169,819)
Foreign currency translation								(57,547,208)			(57,547,208)
Ending balance, value at Dec. 31, 2023					440,141,615	13,134,098	(77,156,553)	(54,712,520)	3,797,862		325,204,502
Ending balance, shares at Dec. 31, 2023 | shares	[1]	8,601
Shares issued for cash					129,046,621						129,046,621
Shares issued - converted from convertible notes payable, shares | shares	[1]	11,366
Shares issued - converted from convertible notes payable		¥ 1	¥ 1		547,865,766						547,865,768
Shares issued - converted from convertible notes payable, shares | shares	[1]	417,918	333,333
Net income							38,604,758		13,790,099		52,394,857
Disposal of subsidiary						(6,401,093)	6,401,093
Statutory reserves						1,419,689	(1,419,689)
Foreign currency translation								5,004,259			5,004,259
Ending balance, value at Dec. 31, 2024		¥ 1	¥ 1		1,117,054,002	8,152,694	(33,570,391)	(49,708,261)	17,587,961		1,059,516,007
Ending balance, shares at Dec. 31, 2024 | shares	[1]	437,885	333,333
Shares issued - converted from convertible notes payable, shares | shares	[1]	10,503,634
Shares issued - converted from convertible notes payable		¥ 7	¥ 1		1,216,115,208						1,216,115,216
Shares issued - converted from convertible notes payable, shares | shares		10,503,634	1,162,609	[1]
Net income							113,907,431		13,654,506		127,561,937
Statutory reserves						201,903	(201,903)
Foreign currency translation								(50,151,501)			(50,151,501)
Ending balance, value at Dec. 31, 2025		¥ 8	¥ 2		2,333,169,210	8,354,597	80,135,137	(99,859,762)	31,242,467	$ 334,771,462	2,353,041,659
Ending balance, shares at Dec. 31, 2025 | shares	[1]	10,941,519	1,495,942
BALANCE, December 31, 2025 USD ($)		¥ 1			¥ 331,944,174	¥ 1,188,623	¥ 11,400,970	¥ (14,207,228)	¥ 4,444,922		¥ 334,771,462

[1]	Number of shares has been retrospectively adjusted for the share consolidation (10 to 1, 20 to 1, and 30 to 1) effective March 22, 2024, December 13, 2024 and July 16, 2025.